Schedule II Supplementary Insurance Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	$ 6,283,236	$ 4,362,771	$ 4,820,215
Deferred sales inducements	1,110,192	847,000	1,076,530	$ 673,944
Account balances and future policy benefit reserves	97,314,497	91,358,761	78,125,212
Unearned premiums	154,116	130,701	135,639
Policy and contract claims	517,925	443,444	416,109
Net premium and policy fees	1,449,591	1,408,097	1,288,373
Interest and similar income, net	4,180,103	3,957,298	3,592,117
Net benefits	2,400,684	5,871,566	3,631,477
Net change in deferred sales inducements	202,410	4,259	72,542
Net change in policy acquisition costs	239,259	(673,086)	206,699
Other operating expenses	1,809,071	2,214,039	1,641,635
Annuities
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	5,766,176	3,934,701	4,415,572
Deferred sales inducements	1,108,877	843,545	1,072,742
Account balances and future policy benefit reserves	90,734,164	85,548,020	72,954,916
Unearned premiums	25,620	1,164	24,392
Net premium and policy fees	1,133,285	1,148,803	1,050,072
Interest and similar income, net	4,004,121	3,799,849	3,464,952
Net benefits	2,095,788	5,578,815	3,304,991
Net change in deferred sales inducements	200,269	3,925	73,375
Net change in policy acquisition costs	279,582	(615,902)	264,068
Other operating expenses	1,514,797	1,930,071	1,382,537
Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	486,195	384,073	345,008
Deferred sales inducements	1,315	3,455	3,788
Account balances and future policy benefit reserves	2,678,431	2,255,751	1,843,616
Unearned premiums	70,621	74,207	57,647
Policy and contract claims	3,335	4,187	3,220
Net premium and policy fees	172,660	117,950	104,715
Interest and similar income, net	103,419	90,088	71,125
Net benefits	112,236	147,014	181,756
Net change in deferred sales inducements	2,141	334	(833)
Net change in policy acquisition costs	(53,642)	(72,109)	(71,632)
Other operating expenses	165,478	154,983	128,799
Questar
Supplementary Insurance Information, by Segment [Line Items]
Interest and similar income, net	3	(17)	(16)
Other operating expenses	110,624	111,967	110,633
Legacy
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	30,865	43,997	59,635
Account balances and future policy benefit reserves	3,901,902	3,554,990	3,326,680
Unearned premiums	57,875	55,330	53,600
Policy and contract claims	514,590	439,257	412,889
Net premium and policy fees	143,646	141,344	133,586
Interest and similar income, net	72,560	67,378	56,056
Net benefits	192,660	145,737	144,730
Net change in policy acquisition costs	13,319	14,925	14,263
Other operating expenses	$ 18,172	$ 17,018	$ 19,666